Annual Total Returns [BarChart] - BlackRock Balanced Capital Portfolio - BlackRock Balanced Capital Portfolio	May 01, 2021
Bar Chart Table:
Annual Return 2011	4.58%
Annual Return 2012	10.79%
Annual Return 2013	20.29%
Annual Return 2014	11.07%
Annual Return 2015	0.52%
Annual Return 2016	8.65%
Annual Return 2017	14.59%
Annual Return 2018	(2.66%)
Annual Return 2019	22.06%
Annual Return 2020	15.75%